EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of multiemployer benefit plan
We participate in the following multiemployer benefit plan:

Pension Fund	EIN Pension Plan Number	Pension Protection Act Zone Status - 2015	Financial Improvement Plan/Rehabilitation Plan Status Pending	2015 Contributions	2014 Contributions	Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
IAM	51-6031295-002	Green	No	$—	$0.1	No	August 10, 2017

Summary of estimated future benefit payments
Following is a summary, as of December 31, 2015, of the estimated future benefit payments for our foreign and domestic pension plans and our domestic postretirement plan in each of the next five fiscal years and in the aggregate for five fiscal years thereafter. Benefit payments are paid from plan assets or directly by us for our unfunded plans.

	Foreign Pension Benefits	Domestic Pension Benefits	Domestic Postretirement Benefits
2016	$2.2	$65.9	$0.1
2017	2.6	—	0.1
2018	2.7	—	0.1
2019	2.6	—	0.1
2020	2.8	6.5	0.1
Subsequent five years	12.6	—	0.6

Schedule of change in projected benefit obligation
The following tables show the foreign pension plans’ funded status and amounts recognized in our consolidated and combined balance sheets:

	Foreign Pension Plans
	2015	2014
Change in projected benefit obligation:
Projected benefit obligation - beginning of year	$59.4	$59.3
Service cost	1.2	1.2
Interest cost	1.3	1.7
Actuarial (gains) losses	(1.8)	6.7
Plan amendment	—	(0.2)
Benefits paid	(2.4)	(2.9)
Foreign exchange and other	(6.1)	(6.4)
Projected benefit obligation - end of year	$51.6	$59.4

Schedule of change in plan assets and amounts recognized in consolidated and combined balance sheets

	Foreign Pension Plans
	2015	2014
Change in plan assets:
Fair value of plan assets - beginning of year	$4.1	$4.2
Actual return on plan assets	0.3	0.2
Contributions (employer and employee)	0.2	0.3
Benefits paid	(0.1)	(0.1)
Foreign exchange and other	(0.3)	(0.5)
Fair value of plan assets - end of year	$4.2	$4.1
Funded status at year-end	(47.4)	(55.3)
Amounts recognized in the consolidated and combined balance sheets consist of:
Accrued expenses	(2.0)	(2.1)
Other long-term liabilities	(45.4)	(53.2)
Net amount recognized	$(47.4)	$(55.3)
Amount recognized in accumulated other comprehensive loss (pre-tax) consists of net prior service credits	$—	$(0.1)

Schedule of net periodic pension benefit expense components
Net periodic pension benefit expense for our foreign pension plans included the following components:

	Year ended December 31,
	2015	2014	2013
Service cost	$1.2	$1.2	$1.1
Interest cost	1.3	1.7	1.8
Expected return on plan assets	(0.1)	(0.2)	(0.1)
Amortization of unrecognized prior service costs (credits)	(0.1)	0.1	—
Recognized net actuarial (gains) losses(1)	(2.0)	6.7	2.4
Total net periodic pension benefit expense	$0.3	$9.5	$5.2

(1) Consists of reported actuarial (gains) losses and the difference between actual and expected returns on plan assets.

Schedule of actuarial assumptions used
Actuarial assumptions used in accounting for our domestic postretirement plans were as follows:

	Year ended December 31,
	2015	2014	2013
Assumed health care cost trend rates:
Health care cost trend rate for next year	6.60%	6.50%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2024	2019	2017
Discount rate used in determining net periodic postretirement benefit expense	3.53%	3.78%	3.02%
Discount rate used in determining year-end postretirement benefit obligation	4.66%	3.87%	3.78%
Actuarial assumptions used in accounting for our foreign pension plans and, for the domestic nonqualified pension plan we assumed from SPX for the period since the Spin-Off, were as follows:

	Year ended December 31,
	Foreign Pension Plans			Domestic Pension Plan
	2015	2014	2013	2015
Weighted-average actuarial assumptions used in determining net periodic pension expense:
Discount rate	2.20%	3.16%	3.38%	2.86%
Rate of increase in compensation levels	2.88%	2.87%	2.73%	3.75%
Expected long-term rate of return on assets	2.29%	2.88%	2.97%	N/A
Weighted-average actuarial assumptions used in determining year-end benefit obligations:
Discount rate	2.09%	2.20%	3.16%	3.01%
Rate of increase in compensation levels	2.85%	2.88%	2.87%	2.50%